SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 86,742	$ 85,604
Less: accumulated depreciation	(72,928)	(65,995)
Plant and equipment, net	13,814	19,609
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	34,615	37,159
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	7,742	8,310
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 44,385	$ 40,135